Redeemable Convertible Preferred Shares (Details) $ / shares in Units, ¥ in Millions	1 Months Ended		12 Months Ended
	Dec. 22, 2021	Jul. 06, 2016 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 20, 2019 shares	Dec. 31, 2021 CNY (¥)
Redeemable Convertible Preferred Shares (Details) [Line Items]
Business combination price per share (in Dollars per share) | $ / shares					$ 6
Dividend convertible redeemable preferred stock					$ 686,400
Preferred stock, liquidation preference, value (in Yuan Renminbi) | ¥							¥ 276
Liquidation premium, percentage			8.00%				8.00%
Liquidation premium (in Yuan Renminbi) | ¥							¥ 276
Conversion date description	Under the Amended M&A II, the “Class B Conversion Date” has been extended from two years after the date on which the Class B Preferred Shares were issued to thirty months after such issuance date.
Class A Preferred Share [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Preferred shares issued (in Shares) | shares		715,000
Preferred shares, par value (in Dollars per share) | $ / shares		$ 12
Annual dividend percentage		8.00%
Gross proceeds private placement		$ 8,580,000
Redeemable price (in Dollars per share) | $ / shares			$ 12
Business combination price per share (in Dollars per share) | $ / shares			$ 6
Shares issued for conversion, percentage			80.00%
Dividend convertible redeemable preferred stock			$ 690,000	690,000
Preferred stock value			11,710,000	11,030,000.00
Class B Preferred Share [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Preferred shares issued (in Shares) | shares						291,795,150
Preferred stock value			$ 31,090,000.00	$ 31,090,000.00
Class B Preferred Share [Member] | Lixin Cayman [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Equity interest						65.0177%